Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,348	$ 5,263	$ 5,213